Claims Financing Obligations and Notes Payable - Additional Information (Detail)										9 Months Ended			12 Months Ended
	Jan. 01, 2024 USD ($)	Nov. 13, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares		Jul. 27, 2023 USD ($)	Jul. 07, 2023 USD ($)	Apr. 12, 2023 USD ($)	Mar. 29, 2023 USD ($)	Mar. 06, 2023 USD ($)	Sep. 30, 2023 USD ($) Installment $ / shares shares		Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares
Claims Financing Obligations and Notes Payable [Line Items]
Warrants or rights exercise price | $ / shares			$ 0.0025							$ 0.0025			$ 0.0025
Fair value of warrants			$ 0							$ (4,406,000)		$ 1,619,000	$ 2,870,000
Claims financing obligation and notes payable			$ 513,450,000	[1]						$ 513,450,000	[1]		198,489,000	[1],[2]	$ 106,805,000	[2]
Gain on debt extinguishment												$ 63,367,000	$ 63,367,000
Number of installments | Installment										2
Amended and Restated Nomura Promissory Note [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Interest rate							16.00%
Debt description										The Amended and Restated Nomura Promissory Note carries an interest rate of 16% per annum and is payable in kind or in cash, at the Company’s discretion, every 30 calendar days after November 13, 2023. Upon two days prior written notice to Nomura, the Company may prepay all or any portion of the then outstanding principal amount under the Amended and Restated Nomura Promissory Note together with all accrued and unpaid interest thereon.
Aggregate principal amount							$ 26,300,000
Debt instrument maturity date							Sep. 30, 2024
Hazel Transactions [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Purchase money loan								$ 250,000,000
Credit facility, agreement date								Mar. 29, 2023
Purchase Money Loan accrues interest								20.00%
Hazel Transactions [Member] | Term Loan A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Proceeds from loan									$ 10,000,000
Disbursed loan amount								$ 5,000,000
Hazel Transactions [Member] | Purchase Money Loan [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Debt instrument maturity date								Mar. 31, 2026
Amended and Restated Credit Agreement [Member] | Hazel Transactions [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Credit facility, agreement date								Mar. 29, 2023		Mar. 29, 2023
Credit Agreement [Member] | Hazel Transactions [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity								$ 80,000,000
Debt instrument, frequency of periodic payment					$ 2,250,000
Debt instrument, frequency of periodic payment					per month
Debt instrument original issue discount								40.00%
Credit Agreement [Member] | Hazel Transactions [Member] | Term Loan A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity					$ 5,500,000			$ 30,000,000
Proceeds from credit facility										$ 5,500,000
Terminated funding, value					20,500,000	$ 20,500,000
Credit Agreement [Member] | Hazel Transactions [Member] | Term Loan B [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity					$ 27,500,000			$ 18,000,000
Proceeds from credit facility										$ 4,500,000
Credit Agreement [Member] | Hazel Transactions [Member] | Scenario Forecast [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Debt instrument, frequency of periodic payment	$ 1,750,000
Working Capital Credit Facility [Member] | Hazel Transactions [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Interest period, plus an applicable margin								10.00%
Debt instrument maturity date								Mar. 31, 2026
Subsequent Event [Member] | Amended and Restated Nomura Promissory Note [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Aggregate principal amount		$ 28,900,000
Debt instrument maturity date		Dec. 31, 2024
Subsequent Event [Member] | Credit Agreement [Member] | Hazel Transactions [Member] | Term Loan B [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Proceeds from credit facility		$ 4,500,000
Common Class A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Maximum amount of common shares to be purchased | shares			5,500,000,000							5,500,000,000			5,500,000,000
Common stock issued			$ 1,000							$ 1,000
Common stock par or stated value per share | $ / shares			$ 0.0001							$ 0.0001			$ 0.0001
Warrants or rights exercise price | $ / shares			287.5							287.5			$ 287.5
Fair value of warrants													$ 2,900,000
Warrant [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Price of common stock | $ / shares			$ 30							$ 30
Liability related to remaining amounts due													80,000,000
Option to repurchase of warrants													80,000,000
Maximum [Member] | Hazel Transactions [Member] | Purchase Money Loan [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Debt instrument extended maturity year								1 year
Maximum [Member] | Subsequent Event [Member] | Second Amended and Restated First Lien Credit Agreement [Member] | Term Loan B [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Debt Instrument, Collateral Amount		$ 14,000,000
PPP Loan [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Aggregate principal amount																	$ 1,100,000
Claims Financing Obligation and Notes Payable [Member] | Warrant [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Warrant and rights outstanding			$ 80,000,000							$ 80,000,000
Financing Obligations and Notes Payable Agreements [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Maximum borrowing capacity			$ 529,200,000							$ 529,200,000			198,500,000
Weighted average interest rate			14.50%							14.50%
Line of credit facility, Current borrowing capacity			$ 529,200,000							$ 529,200,000
Financing Obligations and Notes Payable Agreements [Member] | Minimum [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Interest rate during period										2.00%
Financing Obligations and Notes Payable Agreements [Member] | Maximum [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Interest rate during period										20.00%
Minimum Required Payment [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Repayments of lines of credit										$ 678,100,000			354,900,000
Claims Proceeds Investment Agreement [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Shares pledged under agreement | shares												2,000,000
Line of credit facility, Maximum borrowing capacity													201,300,000		201,400,000
Interest expense, Debt													$ 2,800,000		$ 94,500,000
Weighted average interest rate													6.30%		6.30%
Line of credit facility, Current borrowing capacity													$ 201,300,000
Claims Proceeds Investment Agreement [Member] | Common Class A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Maximum amount of common shares to be purchased | shares												2,666,667
Common stock issued												$ 6,666.67
Common stock par or stated value per share | $ / shares												$ 0.0025
Claims Proceeds Investment Agreement [Member] | Warrant [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Warrants or rights exercise price | $ / shares												$ 30
Percentage of shares obtained through warrant												15.00%
Warrant and rights outstanding												$ 80,000,000
Interest on principal amount of agreement												10.00%
Claims Proceeds Investment Agreement [Member] | Minimum [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Interest rate during period													2.00%		2.00%
Claims Proceeds Investment Agreement [Member] | Maximum [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Line of credit facility, Interest rate during period													11.04%		11.04%
Brickell Key Investment Amendment [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Shares pledged under agreement | shares																		50,000,000
Brickell Key Investment Amendment [Member] | Common Class A [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Maximum amount of common shares to be purchased | shares																		2,666,667
Common stock issued																		$ 6,666.67
Common stock par or stated value per share | $ / shares																		$ 0.0025
Brickell Key Investment Amendment [Member] | Warrant [Member]
Claims Financing Obligations and Notes Payable [Line Items]
Warrants or rights exercise price | $ / shares																		$ 30
Warrant and rights outstanding																		$ 80,000,000

[1]	As of September 30, 2023 and December 31, 2022, the total affiliate receivable, affiliate payable, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, claims financing obligation and notes payable, and interest payable includes balances with related parties. See Note 13, Related Party Transactions, for further details.
[2]	As of December 31, 2022 and 2021, the total affiliate receivable, affiliate payable, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, Claims financing obligation and notes payable and interest payable includes balances with related parties. See Note 14, Related Party, for further details.